Derivative Instruments - Asset and Liability Management Derivative Positions of Company (Parenthetical) (Detail) - Asset and Liability Management Positions [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Derivative [Line Items]
Notional Value, Assets	$ 27,953	$ 36,579
Notional Value, Liabilities	31,679	21,030
Fair Value, Liabilities	125	172
Swap [Member] | Visa Class B Shares [Member]
Derivative [Line Items]
Notional Value, Liabilities	1,500	1,200
Fair Value, Liabilities	$ 84	$ 125
Derivative Liability Average Remaining Maturity Period	1 year 6 months	2 years 6 months
Underwriting Purchase and Sale Commitments [Member]
Derivative [Line Items]
Notional Value, Assets	$ 1
Notional Value, Liabilities	$ 1